UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23245

NB Crossroads Private Markets Fund V (TE) LP

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

David Morse, Vice President

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 476-8800

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

NB Crossroads Private Markets Fund V (TE) LP

Consolidated Financial Statements

(Unaudited)

For the six months ended September 30, 2025

NB Crossroads Private Markets Fund V (TE) LP

For the six months ended September 30, 2025

Index	Page No.

NB Crossroads Private Markets Fund V (TE) LP

Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2025 (Unaudited)

Assets

Investment in the Master Fund, at fair value	$112,459,225
Investment in Money Market Fund	1,760,750
Current tax asset	673,110
Interest receivable	5,875
Prepaid legal fees	1,278

Total Assets	$114,900,238

Liabilities

Deferred tax liability	$3,233,404
Distribution and servicing fees payable	126,307
Tax preparation fees payable	94,124
Due to Affiliate	15,990
Administration service fees payable	10,384
Professional fees payable	2,096
Other payables	1,688

Total Liabilities	$3,483,993

Commitments and contingencies (Note 4)

Partners’ Capital - Net Assets	$111,416,245

Units of Partnership Interests outstanding (unlimited units authorized)	70,910.33
Net Asset Value Per Unit	$1,571.23

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP are an integral part of these consolidated financial statements.

1

NB Crossroads Private Markets Fund V (TE) LP

Consolidated Statement of Operations

For the six months ended September 30, 2025 (Unaudited)

Net Investment Loss Allocated from the Master Fund:

Interest income	$70,998
Expenses	(583,709)

Total Net Investment Loss Allocated from the Master Fund	(512,711)

Fund Income:

Interest income	48,504

Total Fund Income	48,504

Fund Expenses:

Distribution and servicing fees	252,614
Tax expense	197,640
Tax preparation fees	53,626
Administration service fees	19,884
Professional fees	16,965
Other expenses	14,133

Total Fund Expenses	554,862

Net Investment Loss	(1,019,069)

Net Realized and Change in Unrealized Gain on Investment in the Master Fund (Note 2)
Net realized gain on investment in the Master Fund	4,970,558
Net change in unrealized appreciation on investment in the Master Fund	1,046,645
Incentive carried interest	(349,869)

Net Realized and Change in Unrealized Gain on Investment in the Master Fund	5,667,334

Net Increase in Partners’ Capital – Net Assets Resulting from Operations	$4,648,265

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP are an integral part of these consolidated financial statements.

2

NB Crossroads Private Markets Fund V (TE) LP

Consolidated Statement of Changes in Partners’ Capital – Net Assets

For the year ended March 31, 2025 (Audited)

Total Partners
Partners’ committed capital	$101,045,500

Partners’ capital at April 1, 2024	$119,689,850
Capital distributions	(9,346,709)
Net investment loss	(2,374,040)
Net realized gain on investment in the Master Fund	4,858,452
Net change in unrealized appreciation on investment in the Master Fund	190,393
Net change in incentive carried interest	(187,236)
Partners’ capital at March 31, 2025	$112,830,710

For the six months ended September 30, 2025 (Unaudited)

Total Partners
Partners’ committed capital	$101,045,500

Partners’ capital at April 1, 2025	$112,830,710
Capital distributions	(6,062,730)
Net investment loss	(1,019,069)
Net realized gain on investment in the Master Fund	4,970,558
Net change in unrealized appreciation on investment in the Master Fund	1,046,645
Net change in incentive carried interest	(349,869)
Partners’ capital at September 30, 2025	$111,416,245

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP are an integral part of these consolidated financial statements.

3

NB Crossroads Private Markets Fund V (TE) LP

Consolidated Statement of Cash Flows

For the six months ended September 30, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners’ Capital – Net Assets resulting from operations	$4,648,265
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash provided by operating activities:
Distributions from the Master Fund	5,517,767
Total net investment gain allocated from the Master Fund	(4,107,978)
Net change in unrealized (appreciation) depreciation on investment in the Master Fund	(1,046,645)
Net purchases and sales of short term investments	339,427
Changes in assets and liabilities related to operations
(Increase) decrease in current tax asset	737,916
(Increase) decrease in interest receivable	1,616
(Increase) decrease in prepaid legal fees	2,555
Increase (decrease) in tax preparation fees payable	(10,458)
Increase (decrease) in due to Affiliate	(19,252)
Increase (decrease) in administration service fees payable	388
Increase (decrease) in professional fees payable	(920)
Increase (decrease) in other payables	49

Net cash provided by (used in) operating activities	6,062,730

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Partners	(6,062,730)

Net cash provided by (used in) financing activities	(6,062,730)

Net change in cash and cash equivalents	-
Cash and cash equivalents at the beginning of the period	-

Cash and cash equivalents at the end of the period	$-

Noncash activities
Distribution of $212,878 received from the Master Fund for taxes paid and/or accrued by the Master Fund on behalf of the TE Fund.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP are an integral part of these consolidated financial statements.

4

NB Crossroads Private Markets Fund V (TE) LP

Consolidated Financial Highlights

	For the six months ended September 30, 2025 (Unaudited)	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,591.17	$1,687.90	$1,663.58	$1,724.65	$1,290.80	$857.62
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(19.31)	(36.12)	(32.58)	(12.37)	(91.16)	(48.87)
Net realized and unrealized gain (loss) on investments	84.87	71.20	56.90	22.55	525.01	482.05
Net increase (decrease) in net assets resulting from operations after incentive carried interest	65.56	35.08	24.32	10.18	433.85	433.18

DISTRIBUTIONS TO PARTNERS:
Net change in Partners’ Capital - Net Assets due to distributions to Partners	(85.50)	(131.81)	-	(71.25)	-	-
NET ASSET VALUE, END OF PERIOD	$1,571.23	$1,591.17	$1,687.90	$1,663.58	$1,724.65	$1,290.80
TOTAL NET ASSET VALUE RETURN (1), (2), (3), (4)	4.13%	2.12%	1.46%	0.74%	33.61%	50.51%

RATIOS AND SUPPLEMENTAL DATA:
Partners’ Capital - Net Assets, end of period in thousands (000’s)	$111,416	$112,831	$119,690	$117,965	$122,295	$83,849
Ratios to Average Partners’ Capital - Net Assets: (5), (6)
Expenses (7)	2.32%	2.35%	2.24%	0.97%	6.10%	5.58%
Net investment loss	(2.11)%	(2.19)%	(1.96)%	(0.75)%	(5.98)%	(5.39)%

INTERNAL RATES OF RETURN:
Internal Rate of Return (8)	11.95%	12.24%	14.56%	18.66%	27.14%	23.58%

(1)	Selected data for a unit of TE Fund interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TE Fund during the period and assumes distributions, if any, were reinvested. The TE Fund’s units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners’ Capital - Net Assets is calculated for the TE Fund taken as a whole.
(5)	Ratios include expenses and carried interest allocated from the Master Fund.
(6)	For the six months ended September 30, 2025, the ratios are annualized.
(7)	For the period ended March 31, 2023, the ratio is inclusive of the current period tax expense (benefit). Excluding this tax expense (benefit), the ratio would be 1.69%.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP are an integral part of these consolidated financial statements.

5

NB Crossroads Private Markets Fund V (TE) LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund V (TE) LP (the “TE Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The TE Fund was organized as a Delaware limited partnership on March 30, 2017. The TE Fund commenced operations on May 18, 2018 (the “Initial Closing”). The term of the TE Fund will continue until December 31, 2028, the end of the year following the tenth anniversary of the Initial Closing, subject to two one-year extensions which may be approved by the Board of Directors of the TE Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the TE Fund may be extended by consent of a majority-in-interest of its Partners as defined in the TE Fund’s limited partnership agreement (the “Partnership Agreement”).

The TE Fund’s investment objective is to provide attractive risk-adjusted returns. The TE Fund pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”), through its consolidated subsidiary, NB Crossroads Private Markets Fund V (Offshore), Client LP, a Cayman Islands exempted partnership (the “Offshore Client Fund”). Neither the Master Fund, the TE Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund or the TE Fund will achieve its investment objective.

The financial statements of the Master Fund, including the Master Fund’s Schedule of Investments, are attached to this report and should be read in conjunction with the TE Fund’s consolidated financial statements. The percentage of the Master Fund’s partners’ contributed capital owned by the TE Fund at September 30, 2025 was approximately 29.89%.

The Board has overall responsibility to manage and supervise the operations of the TE Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the TE Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TE Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, “the Adviser”) to provide investment advice regarding the selection of the investments and to manage the day-to-day operations of the Master Fund.

2. Significant Accounting Policies

The TE Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the TE Fund in the preparation of its consolidated financial statements.

6

NB Crossroads Private Markets Fund V (TE) LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

A. Basis of Accounting and Consolidation

The TE Fund’s policy is to prepare its consolidated financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TE Fund are maintained in U.S. dollars.

At September 30, 2025, the percentage of the Offshore Client Fund’s partners’ capital owned by the TE Fund was 100%. The financial position and results of operations of the Offshore Client Fund have been consolidated in these consolidated financial statements.  All intercompany transactions (consisting of capital contributions and distributions) have been eliminated.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the TE Fund’s investment in the Master Fund reflects the TE Fund’s proportionate interest in the total partners’ contributed capital of the Master Fund at September 30, 2025. Valuation of the investments held by the Master Fund is discussed in Note 2 of the Master Fund’s financial statements, attached to these consolidated financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TE Fund’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2025, the TE Fund held $1,760,750 in an overnight sweep that is deposited into a money market account.

Money Market Fund	Cost	Fair Value
Morgan Stanley Institutional Liquidity Fund Government Portfolio (A)	1,760,750	1,760,750

(A)	The rate is 3.94%, the annualized seven-day yield as of September 30, 2025.

Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

7

NB Crossroads Private Markets Fund V (TE) LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

E. Investment Gains and Losses

The TE Fund records its share of the Master Fund’s investment income, expenses, and realized and change in unrealized gains and losses in proportion to the TE Fund’s aggregate capital commitment to the Master Fund. The Master Fund’s income and expense recognition policies are discussed in Note 2 of the Master Fund’s financial statements, attached to these consolidated financial statements.

F. Income Taxes

The TE Fund is a limited partnership that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Partners and, accordingly, there is no provision for income taxes reflected in these consolidated financial statements. The TE Fund has a tax year end of December 31.

The Offshore Client Fund is a Cayman Islands exempted partnership and is treated as a corporation for tax reporting.  The Offshore Client Fund has a tax year end of December 31. The Offshore Client Fund is subject to federal, state and local income taxes. As of September 30, 2025, the Offshore Client Fund has recorded a total deferred tax liability of $3,233,404 and a current tax asset of $673,110.

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners’ capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TE Fund’s investment in the Master Fund for federal income tax purposes is based on amounts reported to the TE Fund on Schedule K-1 from the Master Fund. As of September 30, 2025, the TE Fund had not received information to determine the tax cost of the Master Fund. Based on the amounts reported to the TE Fund on Schedule K-1 as of December 31, 2024, and after adjustment for purchases and sales between December 31, 2024 and September 30, 2025, the estimated cost of the TE Fund’s investment in the Master Fund at September 30, 2025, for federal income tax purposes aggregated to $67,093,634. The net and gross unrealized appreciation for federal income tax purposes on the TE Fund’s investment in the Master Fund was estimated to be $45,365,591.

The TE Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TE Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2024, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2022 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the consolidated financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Adviser has reviewed the TE Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TE Fund’s consolidated financial statements for the six months ended September 30, 2025. The TE Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2025, the TE Fund did not incur any interest or penalties.

8

NB Crossroads Private Markets Fund V (TE) LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

G. Restrictions on Transfers

Interests of the TE Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fund Expenses

The TE Fund bears its own expenses and, indirectly bears a pro rata portion of the Master Fund’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Distribution and Servicing Fees (as defined herein); legal fees; administration fees; audit fees; tax preparation fees; custodial fees; costs of insurance; registration expenses; Independent Directors’ fees (as defined herein); and Advisory Fees (as defined herein).

I. Recent Accounting Pronouncements

In November of 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 does not change how public entities identify their operating segments, aggregate those operating segments, or apply the quantitative thresholds to determine their reportable segments.  However, it does clarify that all segment disclosures are applicable, even for entities that have a single reportable segment. This update is effective for fiscal years beginning after December 15, 2024, and early adoption is permitted. The TE Fund adopted this guidance and the adoption of the new standard impacted financial statement disclosures only and did not affect the TE Fund’s financial position or the results of its operations.

J. Segment Reporting

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NBIA acts as the TE Fund’s CODM and is responsible for assessing performance and allocating resources with respect to the TE Fund. The CODM has determined the TE Fund represents a single operating segment, as the CODM monitors the operating results of the TE Fund as a whole and the TE Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its confidential private placement memorandum, based on a defined investment strategy which is executed by the portfolio management team. The financial information in the form of the TE Fund’s Investments as well as the information contained with the TE Fund’s Consolidated Financial Highlights, which are used by the CODM to assess the segment’s performance versus the TE Fund’s comparative benchmarks and to make resource allocation decisions for the TE Fund’s single segment, is consistent with that presented within the TE Fund’s consolidated financial statements. The Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets and the Consolidated Statement of Operations are reflective of the TE Fund’s segment assets and expenses, respectively.

9

NB Crossroads Private Markets Fund V (TE) LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

3. Advisory Fee, Distribution and Servicing Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) quarterly in arrears based on an annual rate of 0.85% following the Master Fund’s commencement of operations through the end of year eight and then 0.30% for the remaining life of the Master Fund, in each case based on the Partners’ total capital commitments. For the six months ended September 30, 2025, the Master Fund incurred Advisory Fees totaling $1,436,743, of which $429,443 was allocated to the TE Fund.

Distributions from the Master Fund are made in the following priority: First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and then, 7% to the Special Limited Partner (as defined in Note 1 of the Master Fund). The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the final closing. Incentive carried interest is accrued based on the net asset value (“NAV”) of the Feeder Funds at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. At September 30, 2025, the accrued and unpaid incentive carried interest of the Master Fund was $11,484,497, of which $3,271,420 was allocated to the TE Fund.

In consideration for the services provided under the Placement Agreement, the TE Fund pays Neuberger Berman BD LLC (“NBBD” or the “Placement Agent”) a distribution and servicing fee (the “Distribution and Servicing Fee”) quarterly in arrears at the annual rate of 0.50% during the period from the commencement of investment operations through the end of year eight, and at the annual rate of 0.15% thereafter, based on the Partners’ total capital commitments, determined and accrued as of the last day of each calendar quarter. For the six months ended September 30, 2025, the TE Fund incurred Distribution and Servicing Fees totaling $252,614.

Pursuant to an Administrative and Accounting Services Agreement, the TE Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation, and investor services to the TE Fund. In consideration for these services, the TE Fund pays the Administrator a fixed fee of $9,500 per calendar quarter. In accordance with the service level agreement additional fees may be charged for out-of-scope services and quarterly filings made on behalf of the TE Fund. For the six months ended September 30, 2025, the TE Fund incurred administration service fees totaling $19,884.

10

NB Crossroads Private Markets Fund V (TE) LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

The Board consists of six directors (the “Independent Directors”), all of whom are not “interested persons” of the TE Fund as defined by Section 2(a)(19) of the 1940 Act. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out-of-pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2025, the Master Fund incurred $81,719 in Independent Directors’ fees, of which $24,426 was allocated to the TE Fund.

As of September 30, 2025, one person had ownership of approximately 9.90% of the TE Fund’s total capital commitments and is treated as an “affiliated person”, as defined in the 1940 Act (the “Affiliated Person”). The affiliation between the Affiliated Person and the TE Fund is based solely on the capital commitments made and percentage ownership.

4. Capital Commitments from Partners

At September 30, 2025, capital commitments from Partners totaled $101,045,500. Capital contributions received by the TE Fund with regard to satisfying Partner capital commitments totaled $70,731,850, which represents approximately 70% of committed capital at September 30, 2025.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of capital commitments. During the six months ended September 30, 2025, the TE Fund did not issue any units.

The net profits or net losses of the TE Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the TE Fund’s Partnership Agreement. As of September 30, 2025, the TE Fund had distributed $20,461,714 to Partners.

5. Indemnifications

In the normal course of business, the TE Fund enters into contracts that provide general indemnifications. The TE Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TE Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

11

NB Crossroads Private Markets Fund V (TE) LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Portfolio Fund. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their capital commitments to the TE Fund, may cause the Master Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

7. Subsequent Events

The TE Fund has evaluated all events subsequent to September 30, 2025, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

12

NB Crossroads Private Markets Fund V (TE) LP

Supplemental Information

September 30, 2025 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the TE Fund’s policies and procedures used to determine how to vote proxies relating to the TE Fund’s portfolio securities, as well as information regarding proxy votes cast by the TE Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TE Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TE Fund did not receive any proxy solicitations during the six months ended September 30, 2025.

The TE Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The TE Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

13

NB Crossroads Private Markets Fund V Holdings LP

Financial Statements

(Unaudited)

For the six months ended September 30, 2025

NB Crossroads Private Markets Fund V Holdings LP

For the six months ended September 30, 2025

NB Crossroads Private Markets Fund V Holdings LP

Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2025 (Unaudited)

Assets

Investments, at fair value (cost $226,021,995)	$388,580,327
Receivable for investment sold	1,835,859
Prepaid insurance	31,103
Interest receivable	25,612
Deferred financing costs, net	12,265

Total Assets	$390,485,166

Liabilities

Advisory fees payable	$718,372
Due to Affiliate	139,854
Tax preparation fees payable	107,824
Administration service fees payable	62,219
Professional fees payable	29,228
Interest payable	5,698
Other payables	17,647

Total Liabilities	$1,080,842

Commitments and contingencies (Note 5)

Partners' Capital - Net Assets	$389,404,324

Units of Master Fund Interests outstanding (unlimited units authorized)	222,199.64
Net Asset Value Per Unit	$1,752.50

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

September 30, 2025 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (29.65%)
Advent International GPE IX Limited Partnership	Primary	10/2019-11/2024	North America	$9,305,528	$15,039,515
EQT VIII Co-Investment (H) SCSp	Co-Investment	09/2019	North America	456	85
Green Equity Investors, VIII, L.P.	Primary	12/2020-02/2024	North America	8,921,287	15,124,499
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,252,371	1,740,236
Hellman & Friedman Capital Partners IX, L.P.	Primary	04/2020-02/2025	North America	5,800,113	11,131,288
KKR Ascend Co-Invest L.P.	Co-Investment	05/2019	North America	2,600,000	4,916,163
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	1,628,890	3,412,656
KKR European Fund V (USD) SCSp	Primary	01/2020-09/2025	Europe	6,971,644	10,086,993
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,299,737	8,426,330
KKR Precise Co-Invest L.P.	Co-Investment	05/2019	Europe	3,604,012	17,142,612
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019-07/2025	Europe	5,162,800	6,987,910
NB Horoscope Aggregator II LP	Co-Investment	06/2021-03/2025	Europe	1,958,968	1,546,465
NB HUB Aggregator LP	Co-Investment	11/2018-12/2023	North America	957,034	2,459,978
PAI Strategic Partnerships SCSp	Secondary	12/2019-07/2023	Europe	4,743,407	9,937,692
TPG Healthcare Partners, L.P.	Primary	12/2019-04/2025	North America	769,687	1,011,495
TPG Partners VIII, L.P.	Primary	12/2019-05/2025	North America	2,994,933	5,093,979
Vertex Aggregator LP	Co-Investment	08/2018-03/2025	North America	1,411,636	1,407,733
				61,382,503	115,465,629
Small and Mid-cap Buyout (49.28%)
Ada Holdco LP	Co-Investment	10/2019-11/2019	North America	1,641,646	3,045,133
Advent Global Technology Limited Partnership	Primary	03/2020-09/2025	North America	10,380,000	15,791,050
AEA Investors Fund VII, L.P.	Primary	10/2019-07/2025	North America	9,277,108	9,440,688
Aquiline Financial Services Fund IV L.P.	Primary	12/2019-08/2025	North America	8,293,055	13,493,564
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	3,600,000
Arsenal Capital Partners Fund V LP	Primary	07/2019-04/2025	North America	8,977,065	12,508,520
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019-06/2024	North America	2,640,380	1,080,018
Athyrium ICH Holdings LP	Co-Investment	10/2019	North America	546,715	64,344
BU Adhesives Co-Investment III SCSP	Co-Investment	01/2019	Europe	-	31,602
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-11/2020	North America	4,116,590	4,351,575
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019-04/2021	North America	1,304,125	1,634,991
CB Nike TopCo, LP (F)	Co-Investment	10/2019	Middle East	-	6,844,376
Charlesbank Technology Opportunities Fund, Limited Partnership	Primary	05/2020-04/2025	North America	8,834,497	22,473,594
Elm Bidco, L.P.	Co-Investment	02/2019-09/2020	North America	2,472,819	-
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	-	551,510
Marmor Co-Investment, L.P.	Secondary	09/2019	Europe	-	22,680
NB Mafalda S.a.r.l (F)	Co-Investment	07/2019	Europe	-	94,859
Oak Hill Capital Partners V, L.P.	Primary	12/2020-09/2025	North America	7,131,929	12,488,037
Oakley Capital IV-B SCSP	Primary	05/2019-06/2024	Europe	4,060,930	10,466,622
Plaskolite PPC Investor LLC	Co-Investment	12/2018-05/2025	North America	1,740,880	658,175
Quadria Capital Fund II, L.P.	Primary	06/2019-04/2023	Asia	8,759,321	11,834,815
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	2,635,325	14,493,545
Rey de la Carne, L.P.	Co-Investment	11/2019-10/2020	North America	4,841,527	3,637,894
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,634,080	4,094,932
Summit Partners Growth Equity Fund X-A, L.P.	Primary	03/2020-06/2025	North America	7,930,950	12,953,149
The Veritas Capital Fund VII, L.P.	Primary	09/2020-09/2025	North America	11,685,117	16,061,670
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019	North America	3,350,169	5,692,548
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019	Europe	1,313,058	3,086,116
VB Target L.P. (F)	Co-Investment	01/2020	Asia	1,162,922	1,338,222
Wind Point Partners CV1, L.P.	Secondary	09/2018-12/2019	North America	19,394	79,393
				116,321,838	191,913,622

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

September 30, 2025 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (6.53%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019-12/2024	North America	9,446,379	21,701,154
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019-10/2024	North America	78,305	480,478
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,396,939	3,236,939
				11,921,623	25,418,571
Venture Capital (12.45%)
3L Capital Fund I, LP	Primary	04/2019-09/2021	North America	4,505,333	5,974,271
GGV Capital VII L.P.	Primary	01/2019-12/2024	North America	3,581,546	3,950,555
GGV Capital VII Plus L.P.	Primary	05/2019-09/2021	North America	855,047	1,143,736
GGV Discovery Fund II, L.P.	Primary	01/2019-08/2024	North America	2,561,000	3,604,195
Level Equity Growth Partners IV, L.P.	Primary	11/2018-12/2024	North America	5,561,162	13,769,127
Lightspeed China Partners IV, L.P.	Primary	10/2019-03/2024	Asia	2,102,778	2,727,589
Lightspeed China Partners Select I, L.P.	Primary	04/2019-12/2024	Asia	1,723,658	2,419,398
TA XIII-A, L.P.	Primary	12/2019-10/2024	North America	8,223,130	14,911,257
				29,113,654	48,500,128

Short Term Investments	Cost	Fair Value
Money Market Fund (1.87%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio (G)	7,282,377	7,282,377
	7,282,377	7,282,377

Total Investments (cost $226,021,995) (99.78%)		388,580,327
Other Assets & Liabilities (Net) (0.22%)		823,997
Partners' Capital - Net Assets (100.00%)		$389,404,324

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2025 aggregated $218,739,618. Total fair value of illiquid and restricted securities at September 30, 2025 was $381,297,950 or 97.91% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	The rate is 3.94%, the annualized seven-day yield as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Statement of Operations

For the six months ended September 30, 2025 (Unaudited)

Investment Income:

Interest income	$237,532

Total Investment Income	237,532

Operating Expenses:

Advisory fees	1,436,743
Professional fees	178,347
Administration service fees	123,469
Independent Directors' fees	81,719
Interest expense	37,482
Financing costs	28,775
Insurance expense	20,979
Other expenses	45,338

Total Operating Expenses	1,952,852

Net Investment Loss	(1,715,320)

Net Realized and Change in Unrealized Gain on Investments (Note 2)

Net realized gain on investments	16,629,470
Net change in unrealized appreciation on investments	3,501,648

Net Realized and Change in Unrealized Gain on Investments	20,131,118

Net Increase in Partners’ Capital – Net Assets Resulting from Operations	$18,415,798

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Statement of Changes in Partners’ Capital – Net Assets

For the year ended March 31, 2025 (Audited)

	Partners' Capital	Special Limited Partner	Total
Partners' committed capital	$334,676,696	$3,380,573	$338,057,269

Partners' capital at April 1, 2024	$398,470,201	$13,696,676	$412,166,877
Capital distributions	(36,040,779)	(363,411)	(36,404,190)
Net investment loss	(3,615,635)	(36,522)	(3,652,157)
Net realized gain on investments	16,091,865	162,544	16,254,409
Net change in unrealized appreciation on investments	630,609	6,370	636,979
Net change in incentive carried interest	(726,741)	726,741	-
Partners' capital at March 31, 2025	$374,809,520	$14,192,398	$389,001,918

For the six months ended September 30, 2025 (Unaudited)

	Partners' Capital	Special Limited Partner	Total
Partners' committed capital	$334,676,696	$3,380,573	$338,057,269

Partners' capital at April 1, 2025	$374,809,520	$14,192,398	$389,001,918
Capital distributions	(17,835,912)	(177,480)	(18,013,392)
Net investment loss	(1,698,167)	(17,153)	(1,715,320)
Net realized gain on investments	16,463,175	166,295	16,629,470
Net change in unrealized appreciation on investments	3,466,632	35,016	3,501,648
Net change in incentive carried interest	(1,192,629)	1,192,629	-
Partners' capital at September 30, 2025	$374,012,619	$15,391,705	$389,404,324

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Statement of Cash Flows

For the six months ended September 30, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners' Capital – Net Assets resulting from operations	$18,415,798
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(3,293,995)
Proceeds received from investments	26,902,678
Net purchases and sales of short term investments	(5,463,052)
Net realized gain on investments	(16,629,470)
Net change in unrealized (appreciation) depreciation on investments	(3,501,648)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance	(14,721)
(Increase) decrease in interest receivable	(20,835)
(Increase) decrease in deferred financing costs, net	28,775
Increase (decrease) in due to Affiliate	23,790
Increase (decrease) in tax preparation fees payable	107,824
Increase (decrease) in administration service fees payable	(6,993)
Increase (decrease) in professional fees payable	(128,923)
Increase (decrease) in interest payable	2,585
Increase (decrease) in other payables	(7,765)

Net cash provided by (used in) operating activities	16,414,048

CASH FLOWS FROM FINANCING ACTIVITIES

Payments to line of credit	(1,000,000)
Distributions to Partners	(18,013,392)

Net cash provided by (used in) financing activities	(19,013,392)

Net change in cash and cash equivalents	(2,599,344)
Cash and cash equivalents at the beginning of the period	2,599,344

Cash and cash equivalents at the end of the period	$-

Noncash activities
Distributions totaling $265,385 were made to the TE Fund and TE Advisory Fund for taxes paid and/or accrued on behalf of the TE Fund and TE Advisory Fund.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Financial Highlights

	For the six months ended September 30, 2025 (Unaudited)	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,750.69	$1,854.94	$1,827.86	$1,879.25	$1,349.34	$862.22
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(7.72)	(16.44)	(15.08)	(14.30)	(17.35)	(18.52)
Net realized and unrealized gain (loss) on investments	90.60	76.02	60.75	24.08	547.73	506.00
Net increase (decrease) in net assets resulting from operations after incentive carried interest	82.88	59.58	45.67	9.78	530.38	487.48

DISTRIBUTIONS TO PARTNERS:
Net change in Partners' Capital - Net Assets due to distributions to Partners	(81.07)	(163.83)	(18.59)	(61.17)	(0.47)	(0.36)
NET ASSET VALUE, END OF PERIOD	$1,752.50	$1,750.69	$1,854.94	$1,827.86	$1,879.25	$1,349.34
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	4.75%	3.29%	2.52%	0.63%	39.31%	56.56%

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$389,404	$389,002	$412,167	$406,150	$417,569	$278,828
Ratios to Average Partners' Capital - Net Assets: (4), (5)
Expenses excluding incentive carried interest	1.02%	1.04%	1.06%	0.97%	1.20%	2.15%
Net change in incentive carried interest	0.32%	0.19%	0.13%	0.02%	2.01%	1.23%
Expenses including incentive carried interest	1.34%	1.23%	1.19%	0.99%	3.21%	3.38%
Net investment loss excluding incentive carried interest	(0.90)%	(0.93)%	(0.84)%	(0.81)%	(1.08)%	(1.95)%
Portfolio Turnover Rate (6)	0.86%	2.24%	3.81%	6.82%	16.72%	7.86%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest (7)	14.68%	15.09%	17.80%	22.64%	33.31%	29.60%
Internal Rate of Return after incentive carried interest (7)	14.17%	14.57%	17.18%	21.84%	32.10%	28.94%

(1)	Selected data for a unit of Master Fund interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Master Fund during the period and assumes distributions, if any, were reinvested. The Master Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average Partners' Capital - Net Assets is calculated for the Master Fund taken as a whole.
(4)	Ratios do not reflect the Master Fund's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(5)	For the six months ended September 30, 2025, the ratios are annualized, with the exception of the impact of nonrecurring expenses and the incentive carried interest allocation.
(6)	Proceeds received from investments are included in the portfolio turnover rate.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund was organized as a Delaware limited partnership on March 30, 2017. The Master Fund commenced operations on May 18, 2018 (the “Initial Closing”). The term of the Master Fund will continue until December 31, 2028, the end of the year following the tenth anniversary of the Initial Closing, subject to two one-year extensions which may be approved by the Board of Directors of the Master Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the Master Fund may be extended by consent of a majority-in-interest of its limited partners (“Partners”) as defined in the Master Fund’s limited partnership agreement (the “LP Agreement”).

The Master Fund’s investment objective is to provide attractive risk-adjusted returns. The Master Fund seeks to achieve its objective by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”) including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”), and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment”). Neither the Master Fund nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the 1940 Act.

NB Crossroads Private Markets Fund V (TI) LP (the “TI Fund”), NB Crossroads Private Markets Fund V (TI) Advisory LP (the “TI Advisory Fund”), NB Crossroads Private Markets Fund V (TE) LP (the “TE Fund”) and NB Crossroads Private Markets Fund V (TE) Advisory LP (the “TE Advisory Fund” and together with the TI Fund, TI Advisory Fund and TE Fund, the “Feeder Funds”) each pursue their investment objectives by investing substantially all of their assets in the Master Fund. Each Feeder Fund is a Delaware limited partnership that is registered under the 1940 Act as a non-diversified, closed-end management investment company. The TE Fund and the TE Advisory Fund invest indirectly in the Master Fund through NB Crossroads Private Markets Fund V (Offshore), Client LP (the “Offshore Client Fund”) and NB Crossroads Private Markets Fund V (Offshore), Advisory LP (the “Offshore Advisory Fund”), each a Cayman Islands exempted partnership. The percentage of the TE Fund and TE Advisory Fund’s partners’ capital owned by the Offshore Client Fund and Offshore Advisory Fund is 100% and 100% respectively. The financial position and results of operations of the Offshore Client Fund and Offshore Advisory Fund have been consolidated within the TE Fund’s and TE Advisory Fund’s consolidated financial statements, respectively. The Offshore Client Fund, Offshore Advisory Fund and the Feeder Funds have the same investment objective and substantially the same investment policies as the Master Fund (except that the Offshore Client Fund, Offshore Advisory Fund and the Feeder Funds pursue their investment objectives by investing in the Master Fund).

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

The Board has overall responsibility to manage and supervise the operations of the Master Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Master Fund’s investments and to manage the day-to-day operations of the Master Fund.

The Master Fund operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as partners of the Master Fund.  As of September 30, 2025, the TI Fund’s, TI Advisory Fund’s, TE Fund’s and TE Advisory Fund’s ownership of the Master Fund’s Partners’ contributed capital was 57.51%, 4.23%, 29.89% and 7.37%, respectively, with a NB affiliate’s (“Special Limited Partner”) (who is also a Partner of the Master Fund) percentage ownership of the Master Fund’s Partners’ contributed capital being 1%.

2. Significant Accounting Policies

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements.

A. Basis of Accounting

The Master Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Master Fund are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Master Fund computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved valuation procedures pursuant to which the Master Fund values its investments. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Master Fund’s investments without readily available market quotations, subject to oversight by the Board.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

ASC 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital - Net Assets by level within the valuation hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$6,987,910	$108,477,719	$115,465,629
Small and Mid-cap Buyout	-	-	12,428,967	179,484,655	191,913,622
Special Situations	-	-	3,236,939	22,181,632	25,418,571
Venture Capital	-	-	-	48,500,128	48,500,128
Money Market Fund	7,282,377	-	-	-	7,282,377
Total	$7,282,377	$-	$22,653,816	$358,644,134	$388,580,327

Significant Unobservable Inputs

As of September 30, 2025, the Master Fund had investments valued at $388,580,327. The fair value of investments valued at $358,644,134 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2025:

			Unobservable Inputs
Investments	Fair Value 9/30/2025	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$6,987,910	Market Comparables	LTM EBITDA	13.2x	N/A

Small and Mid-cap Buyout	11,782,598	Market Comparables	LTM EBITDA	11.0x - 17.6x	15.1x

Small and Mid-cap Buyout	551,510	Recent Transaction Value	N/A	N/A	N/A

Small and Mid-cap Buyout	94,859	Escrow Value	1.0x Escrow	N/A	N/A

Special Situations	3,236,939	Market Comparables	LTM Revenue, LTM EBITDA	3.0x, 26.7x	N/A

Total	$22,653,816

1 Inputs weighted based on fair value of investments in range.

During the six months ended September 30, 2025, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$547,451	$9,448,318

During the six months ended September 30, 2025, change in unrealized appreciation (depreciation) and realized gains from Level 3 investments were ($1,827,573) and $4,886,053, respectively.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2025.

The estimated remaining life of the Master Fund’s Portfolio Funds as of September 30, 2025, is one to seven years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Master Fund’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2025, the Master Fund held $7,282,377, in an overnight sweep that is deposited into a money market account.

Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

E. Investment Gains and Losses

The Master Fund records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Master Fund recognizes within the Statement of Operations its share of realized gains or (losses), the Master Fund's change in net unrealized appreciation/(depreciation) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Master Fund may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Master Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Master Fund and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Master Fund will be to liquidate such investment and distribute proceeds to Partners, under certain circumstances when deemed appropriate by the Board, a Partner may receive in-kind distributions from the Master Fund.

F. Income Taxes

The Master Fund is a limited partnership that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to the individual partners and, accordingly, there is no provision for income taxes reflected in these financial statements. The Master Fund has a tax year end of December 31.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners’ capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Master Fund on Schedule K-1 from the Portfolio Funds. As of September 30, 2025, the Master Fund had not received information to determine the tax cost of the investments. Based on the amounts reported to the Master Fund on Schedule K-1 as of December 31, 2024, and after adjustment for purchases and sales between December 31, 2024 and September 30, 2025, the estimated cost of the investments at September 30, 2025, for federal income tax purposes aggregated to $207,571,530. The net unrealized appreciation for federal income tax purposes was estimated to be $173,726,420. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $179,981,323 and $6,254,903, respectively.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2024, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2022 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Adviser has reviewed the Master Fund’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Master Fund’s financial statements for the six months ended September 30, 2025. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2025, the Master Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Master Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Master Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Master Fund level expenses shown on the Master Fund’s Statement of Operations, Partners of the Master Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Master Fund’s Financial Highlights.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

I. Master Fund Expenses

The Master Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration fees; audit fees; tax preparation fees; custodial fees; cost of insurance; registration expenses; Independent Directors’ fees (as defined herein); and expenses of meetings of the Board.

J. Foreign Currency Translation

The Master Fund has foreign investments which require the Master Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Master Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

K. Recent Accounting Pronouncements

In November of 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 does not change how public entities identify their operating segments, aggregate those operating segments, or apply the quantitative thresholds to determine their reportable segments.  However, it does clarify that all segment disclosures are applicable, even for entities that have a single reportable segment. This update is effective for fiscal years beginning after December 15, 2024, and early adoption is permitted. The Master Fund adopted this guidance and the adoption of the new standard impacted financial statement disclosures only and did not affect the Master Fund’s financial position or the results of its operations.

L. Segment Reporting

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NBIA acts as the Fund’s CODM and is responsible for assessing performance and allocating resources with respect to the Master Fund. The CODM has determined the Master Fund represents a single operating segment, as the CODM monitors the operating results of the Master Fund as a whole and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its confidential private placement memorandum, based on a defined investment strategy which is executed by the portfolio management team. The financial information in the form of the Master Fund’s Investments as well as the information contained with the Master Fund’s Financial Highlights, which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s financial statements. The Statement of Assets, Liabilities and Partners’ Capital – Net Assets and the Statement of Operations are reflective of the Master Fund’s segment assets and expenses, respectively.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.85% following the Master Fund’s commencement of operations through the end of year eight and then 0.30% for the remaining life of the Master Fund, in each case based on the Partners’ total capital commitments. For the six months ended September 30, 2025, the Master Fund incurred Advisory Fees totaling $1,436,743.

Pursuant to an Administrative and Accounting Services Agreement, the Master Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Master Fund. In consideration for these services, the Master Fund pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out-of-scope services and quarterly filings made on behalf of the Master Fund. For the six months ended September 30, 2025, the Master Fund incurred administration service fees totaling $123,469.

The Board consists of six directors (the “Independent Directors”), all of whom are not “interested persons” of the Master Fund as defined by Section 2(a)(19) of the 1940 Act. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out-of-pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2025, the Master Fund incurred $81,719 in Independent Directors’ fees.

4. Capital Commitments from Partners

At September 30, 2025, capital commitments from Partners totaled $338,057,269. Capital contributions received by the Master Fund with regard to satisfying Partner commitments totaled $217,201,795, which represents approximately 64% of committed capital at September 30, 2025.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2025, the Master Fund did not issue any units.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

The net profits or net losses of the Master Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Partners’ percentage interests, as defined in the Master Fund's LP Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the Master Fund’s LP Agreement. As of September 30, 2025, the Master Fund had distributed $72,308,514 to Partners. Distributions from the Master Fund are made in the following priority:

(a) First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and

(b) Then, a 93.0% - 7.0% split between the Partners and the Special Limited Partner (as defined in Note 1), respectively. The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

Incentive carried interest is accrued based on the NAV of the Feeder Funds at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Partners’ Capital – Net Assets discloses the amount payable and paid to the Special Limited Partner in the period in which it occurs. At September 30, 2025, the accrued and unpaid incentive carried interest was $11,484,497.

5. Capital Commitments of the Master Fund to Investments

As of September 30, 2025, the Master Fund had total capital commitments of $302,828,559 to the investments with remaining unfunded commitments to the investments totaling $29,473,342 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	$4,275,392
Small and Mid-cap Buyout	19,419,228
Special Situations	3,566,883
Venture Capital	2,211,839
Total	$29,473,342

6. Description of the Investments

Due to the nature of the Portfolio Funds, the Master Fund generally cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds or sponsor of the Co-Investment. The Master Fund has no right to demand repayment of its investment in the Portfolio Funds or Co-Investments.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

The following underlying investments represent 5% or more of Partners’ Capital – Net Assets of the Master Fund:

Charlesbank Technology Opportunities Fund, Limited Partnership represents 5.77% of Partners’ Capital – Net Assets of the Master Fund as of September 30, 2025. The fund seeks to generate appreciation through a portfolio of growth-oriented companies.

American Industrial Partners Capital Fund VII, L.P. represents 5.57% of Partners’ Capital-Net Assets of the Master Fund as of September 30, 2025. The fund seeks to realize short-term and long-term capital appreciation through investments in North American-based industrial companies.

7. Line of Credit

The Master Fund entered into a revolving line of credit agreement (the “Credit Agreement”) with Bank OZK, dated December 19, 2018, amended as of December 10, 2021, under which the Master Fund can borrow an aggregate principal amount of $20,000,000 for the temporary financing of investments and payment of expenses under the specified terms. The line of credit is secured by the Master Fund’s unfunded Partners’ capital commitments. The Credit Agreement has a maturity date of December 17, 2025.

As of September 30, 2025, there was no outstanding principal owed to the bank by the Master Fund. Interest is charged on the outstanding principal amount at a rate per annum that is the aggregate of the applicable margin and the secured overnight financing rate (“SOFR”). Additionally, a commitment fee is charged on the daily unused portion. During the six months ended September 30, 2025, the Master Fund had an average outstanding principal of $994,536, with an average interest rate of 7.5%. During the six months ended September 30, 2025, the Master Fund incurred $37,482 of interest expense on the line of credit. In connection with entering the Credit Agreement, the Master Fund incurred origination fees and other legal costs (“Financing Costs”). These Financing Costs will be amortized over the term of the loan. During the six months ended September 30, 2025, the Master Fund expensed $28,775 of Financing Costs as shown in the Statement of Operations.

8. Indemnifications

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Master Fund. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Portfolio Fund. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their commitments to the Master Fund, may cause the Master Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Subsequent Events

The Master Fund has evaluated all events subsequent to September 30, 2025, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

NB Crossroads Private Markets Fund V Holdings LP

Supplemental Information

September 30, 2025 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Master Fund’s policies and procedures used to determine how to vote proxies relating to the Master Fund’s portfolio securities, as well as information regarding proxy votes cast by the Master Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Master Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Master Fund did not receive any proxy solicitations during the six months ended September 30, 2025.

The Master Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Master Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Crossroads Private Markets Fund V Holdings LP

Advisory and Sub-Advisory Agreement Approval

September 30, 2025 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”) considered the approval of the Investment Advisory Agreement between the Master Fund and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NBAA (NBIA and NBAA together, "Neuberger Berman"), at an executive session of the Independent Directors held on July 17, 2025 and a Board meeting held on July 24, 2025. The Board is comprised solely of Independent Directors, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Directors were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the 1940 Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the 1940 Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflect the economies of scale for the benefit of the members of the Master Fund, noting that economies of scale are realized when a fund's assets increase significantly and that the Master Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the distribution and service fee payable by the Feeder Funds to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that the Advisory Fee and Sub-Advisory Fee were reasonable.

NB Crossroads Private Markets Fund V Holdings LP

Advisory and Sub-Advisory Agreement Approval

September 30, 2025 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operational support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers that manage the Master Fund, and their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they are able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Master Fund was not so disproportionately large that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Directors, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Master Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Master Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Master Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on the Board's consideration of the Master Fund's arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Included as part of the report to partners filed under Item 1 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for semi-annual reports.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which partners may recommend nominees to the Board.

Item 16. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the “1940 Act” were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the six months ended September 30, 2025.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the six months ended September 30, 2025.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics. Not applicable to semi-annual reports.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund V (TE) LP

By	/s/ David Morse
David Morse
Vice President

Date: December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Morse
David Morse
Vice President
(Principal Executive Officer)

Date: December 8, 2025

By	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 8, 2025